IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 01, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2021	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2012
Impairment and reversal of non-current assets
Impairment (reversals) charges							$ 1,671	$ (63)
Impairment loss recognised in profit or loss, goodwill							1,188	0
Inventory write-down							$ 104	22
Proportion of ownership interest in subsidiary							100.00%
Reko Diq [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges									$ 120
Proportion of ownership interest in subsidiary			50.00%			37.50%
Proportion of ownership interests held by non-controlling interests			50.00%				50.00%
Gain on reconstitution				$ 300
Reversal of impairment loss				120
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests			10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests			15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests			25.00%
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Carrying value			$ 4,260	4,260			$ 4,260
Recoverable amount			3,072	3,072			3,072
Loulo-Gounkoto [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill				1,188				0
Veladero [Member]
Impairment and reversal of non-current assets
Carrying value			839	839			839
Impairment (reversals) charges				490
Recoverable amount			479	479			479
Inventory write-down				42
Veladero [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges							490	0
Long Canyon [Member]
Impairment and reversal of non-current assets
Carrying value			391	391			391
Impairment (reversals) charges				84
Recoverable amount			319	319			319
Long Canyon [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges							85	0
Lagunas Norte [Member]
Impairment and reversal of non-current assets
Percentage of ownership interest sold	100.00%
Reversal of impairment loss					$ (86)
Lagunas Norte [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges							0	(86)
Lagunas Norte [Member] | Maximum
Impairment and reversal of non-current assets
Consideration paid (received)	$ (81)
Lagunas Norte [Member] | At fair value
Impairment and reversal of non-current assets
Consideration paid (received)		$ (63)
Porgera [Member]
Impairment and reversal of non-current assets
Carrying value			$ 327	$ 327			327
Impairment (reversals) charges							$ 0
Proportion of ownership in joint operation							47.50%
Lumwana [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges								0
Lumwana [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges							$ 23	$ 0